Short Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT TERM DEBT
NOTE 10:-	SHORT TERM DEBT

		Interest
	Linkage	rate	December 31,
	basis	%	2019	2018
Short-term credit from banks	USD	U.S Prime -0.2	$688	$2,362
Short-term credit from banks	NIS	Israeli Prime + 0.8	868	-
Current maturities of long-term loans from financial institutions	NIS	2.25 - 3.0	5,523	6,299
			$7,079	$8,661